SCHEDULE OF SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Segment Reporting [Line Items]
Revenue	$ 28,470	¥ 196,385	¥ 250,997	¥ 172,156
Cost of sales	28,185	194,417	243,913	163,286
General and administrative expenses
Total	(442)	(3,046)	527,088	(8,057)
Income tax benefits			(59)	(171)
Net loss	$ (4,035)	(27,836)	(668,491)	(33,586)
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue		196,385	250,997	172,156
Cost of sales		194,417	243,913	163,286
Selling expenses
-Payroll and welfare expenses		830	2,196	2,168
-Entertainment expenses		475	301	1,034
-Other		412	4,531	3,154
General and administrative expenses
-Payroll and welfare expenses		2,749	5,317	6,001
-Professional service expenses		4,514	8,700	4,055
-Share based compensation expenses			111,034	8,892
-Research and development expenses		5,368	9,457	21,132
-Other		12,522	3,083	631
Total		(3,046)	527,088	(8,057)
Interest expenses		5,980	3,927	3,617
Income tax benefits			(59)	(171)
Net loss		¥ (27,836)	¥ (668,491)	¥ (33,586)